SUMMARY OF ACCOUNTING POLICIES - Schedule of Disclosure of Subsequent Measurement of Finite-Live Intangible Assets (Details)	12 Months Ended
Dec. 31, 2023
Machinery and equipment
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in units)	7,000
Estimated useful lives (in years)	5 years
Rolling stock
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	5 years
Computer equipment
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	5 years
Furniture and office equipment
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	10 years
Production moulds
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in units)	1,250
Master patterns and templates
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in units)	7,000
Prototypes
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	3 years
Development costs
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in units)	7,000
Software
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in units)	5